Stock-Based Compensation - Summary of Status of Company's Restricted Shares of Stock and Unit Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of period, shares	8,995,295	8,811,027	6,788,203
Granted, shares	3,085,077	3,136,086	4,398,660
Vested, shares	(2,931,820)	(2,552,979)	(1,862,228)
Cancelled, shares	(212,809)	(398,839)	(513,608)
Outstanding at end of period	8,935,743	8,995,295	8,811,027
Outstanding at beginning of period, weighted average grant-date fair value	$ 22.46	$ 19.74	$ 16.68
Granted, weighted average grant-date fair value	$ 28.70	$ 28.20	$ 24.05
Vested, weighted average grant-date fair value	$ 20.97	$ 20.15	$ 18.71
Cancelled, weighted average grant-date fair value	$ 25.01	$ 22.20	$ 20.00
Outstanding at end of period, weighted average grant-date fair value	$ 25.04	$ 22.46	$ 19.74